Condensed Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	50,000,000	50,000,000	50,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,500,000,000	1,500,000,000	975,000,000
Common stock, issued	1,092,266,844	832,013,272	692,196,625
Common stock, outstanding	1,092,266,844	832,013,272	692,196,625